Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jan. 06, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning: (i) the compensation of our current CEO (Mr. Mongeau) our former CEO (Mr. Klein) and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” (“CAP”) to such individuals, as defined under SEC rules, for each of Fiscal 2021, fiscal year ended March 31, 2022 (“Fiscal 2022”), Fiscal 2023, Fiscal 2024 and Fiscal 2025; and (ii) our cumulative total shareholder return, (“TSR”), the cumulative TSR of our peer group (“Peer Group TSR”), net income and Adjusted EBITDA (as defined below) over such years in accordance with SEC rules for each such fiscal year:
	Mr. Mongeau(1)(2)		Mr. Klein(1)(2)		Non-CEO NEOs(1)(2)		Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 1	Summary Compensation Table Total for PEO 2	Compensation Actually Paid to PEO 2	Average Summary Compensation Table Total for Non-CEO NEOs(1)(2)	Average Compensation Actually Paid to Non-CEO NEOs	Total Shareholder Return	Horizons Marijuana Life Sciences Index(3)	Net Income (millions)	Adjusted EBITDA (millions)
2025	$968,925	$561,392	$5,008,368	($5,604,577)	$1,883,454	$29,307	$0.65	$23.85	($416)	($16)
2024	N/A	N/A	7,605,091	$11,213,347.01	1,998,334	$2,866,607	$5.70	$50.79	($486)	($44)
2023	N/A	N/A	$6,459,521	$534,348	$2,339,473	$1,027,156	$11.58	$47.60	($2,423)	($264)
2022	N/A	N/A	$4,541,890	($27,899,503)	$1,977,580	($1,451,048)	$46.33	$101.40	($248)	($331)
2021	N/A	N/A	$2,793,688	$36,054,196	$1,414,433	$4,135,724	$197.26	$214.49	($1,387)	($258)
Notes:
(1)
The following individuals are our other NEOs for each fiscal year:

Fiscal Year	CEO(s)	Non-CEO NEOs
2025	Luc Mongeau(1) and David Klein(2)	Judy Hong(3) and Christelle Gedeon
2024	David Klein	Judy Hong and Christelle Gedeon
2023	David Klein	Judy Hong, Christelle Gedeon, and Julious Grant(4)
2022	David Klein	Judy Hong, Julious Grant(4), Michael Lee(5), Rade Kovacevic(6), and Phillip Shaer(7)
2021	David Klein	Julious Grant, Michael Lee, Rade Kovacevic, and Phillip Shaer

(1)
Mr. Mongeau assumed the role of Chief Executive Officer effective January 6, 2025.

(2)
Mr. Klein served as CEO through January 6, 2025, at which time Mr. Klein transitioned into the title of Special Advisor to the Board.

(3)
Ms. Hong’s employment with the Company was terminated effective July 9, 2025.

(4)
Julious Grant’s engagement with the Company was terminated effective December 16, 2022.

(5)
Michael Lee stepped down from his role as an executive officer of the Company effective November 18, 2021.

(6)
Rade Kovacevic stepped down from his role as an executive officer of the Company effective November 18, 2021.

(7)
Phillip Shaer resigned effective October 1, 2021.

(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
	2021		2022		2023		2024		2025
Adjustments(1)	Mr. Klein	Average non-CEO NEOs	Mr. Klein	Average non-CEO NEOs	Mr. Klein	Average non-CEO NEOs	Mr. Klein	Average non-CEO NEOs	Mr. Mongeau	Mr. Klein	Average non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (“FY”)	$0	($627,166)	($3,467,190)	($1,083,663)	($4,702,260)	($1,510,820)	($4,606,640)	($1,125,326)	($543,989)	($3,341,776)	($980,065)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$817,631	$578,926	$96,030	$1,787,971	$387,207	$9,410,250	$2,312,397	$136,456	$285,462	$48,729
Increase/deduction for Awards Granted during any Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$21,093,560	$1,540,464	($27,451,477)	($357,364)	($2,355,067)	($45,368)	($842,525)	($219,638)	$0	($6,357,299)	($779,520)
Increase/deduction for Awards Granted during any Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$12,166,947	$990,361	($2,101,652)	($807,142)	($655,817)	$5,999	($273,748)	($80,324)	$0	($1,169,585)	($140,589)
Deduction of ASC 718 Fair Value of Awards Granted during any Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	($1,276,489)	$0	($149,335)	($79,081)	($18,837)	$0	($29,746)	($2,702)
TOTAL ADJUSTMENTS	$33,260,508	$2,721,291	($32,441,393)	($3,428,628)	($5,925,173)	($1,312,318)	$3,608,256	$868,273	($407,533)	($10,612,945)	($1,854,147)

(1)
All adjustments and valuations are based on US$ – equivalent values from C$ at date of valuation throughout Compensation Actually Paid calculations using the applicable conversion rate published by Bloomberg.

(3)
TSR is cumulative for the measurement periods beginning on March 31, 2021 and ending on March 31 of each of 2025, 2024, 2023 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Table has been updated to reflect Horizons Marijuana Life Sciences Index, which is the same index used in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended March 31, 2024.

(4)
Adjusted EBITDA is a non-GAAP financial measure. Adjusted EBITDA is calculated as the reported net loss, adjusted to exclude income tax recovery (expense); other income (expense), net; loss on equity method investments; share-based compensation expense; depreciation and amortization expense; asset impairment and restructuring costs; and charges related to the flow-through of inventory step-up on business combinations, and further adjusted to remove acquisition-related costs.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The following individuals are our other NEOs for each fiscal year:
Fiscal Year	CEO(s)	Non-CEO NEOs
2025	Luc Mongeau(1) and David Klein(2)	Judy Hong(3) and Christelle Gedeon
2024	David Klein	Judy Hong and Christelle Gedeon
2023	David Klein	Judy Hong, Christelle Gedeon, and Julious Grant(4)
2022	David Klein	Judy Hong, Julious Grant(4), Michael Lee(5), Rade Kovacevic(6), and Phillip Shaer(7)
2021	David Klein	Julious Grant, Michael Lee, Rade Kovacevic, and Phillip Shaer
(1)
Mr. Mongeau assumed the role of Chief Executive Officer effective January 6, 2025.
(2)
Mr. Klein served as CEO through January 6, 2025, at which time Mr. Klein transitioned into the title of Special Advisor to the Board.
(3)
Ms. Hong’s employment with the Company was terminated effective July 9, 2025.
(4)
Julious Grant’s engagement with the Company was terminated effective December 16, 2022.
(5)
Michael Lee stepped down from his role as an executive officer of the Company effective November 18, 2021.
(6)
Rade Kovacevic stepped down from his role as an executive officer of the Company effective November 18, 2021.
(7)
Phillip Shaer resigned effective October 1, 2021.

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on March 31, 2021 and ending on March 31 of each of 2025, 2024, 2023 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Table has been updated to reflect Horizons Marijuana Life Sciences Index, which is the same index used in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended March 31, 2024.

Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
	2021		2022		2023		2024		2025
Adjustments(1)	Mr. Klein	Average non-CEO NEOs	Mr. Klein	Average non-CEO NEOs	Mr. Klein	Average non-CEO NEOs	Mr. Klein	Average non-CEO NEOs	Mr. Mongeau	Mr. Klein	Average non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (“FY”)	$0	($627,166)	($3,467,190)	($1,083,663)	($4,702,260)	($1,510,820)	($4,606,640)	($1,125,326)	($543,989)	($3,341,776)	($980,065)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$817,631	$578,926	$96,030	$1,787,971	$387,207	$9,410,250	$2,312,397	$136,456	$285,462	$48,729
Increase/deduction for Awards Granted during any Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$21,093,560	$1,540,464	($27,451,477)	($357,364)	($2,355,067)	($45,368)	($842,525)	($219,638)	$0	($6,357,299)	($779,520)
Increase/deduction for Awards Granted during any Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$12,166,947	$990,361	($2,101,652)	($807,142)	($655,817)	$5,999	($273,748)	($80,324)	$0	($1,169,585)	($140,589)
Deduction of ASC 718 Fair Value of Awards Granted during any Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	($1,276,489)	$0	($149,335)	($79,081)	($18,837)	$0	($29,746)	($2,702)
TOTAL ADJUSTMENTS	$33,260,508	$2,721,291	($32,441,393)	($3,428,628)	($5,925,173)	($1,312,318)	$3,608,256	$868,273	($407,533)	($10,612,945)	($1,854,147)
(1)
All adjustments and valuations are based on US$ – equivalent values from C$ at date of valuation throughout Compensation Actually Paid calculations using the applicable conversion rate published by Bloomberg.

Non-PEO NEO Average Total Compensation Amount			$ 1,883,454	$ 1,998,334	$ 2,339,473	$ 1,977,580	$ 1,414,433
Non-PEO NEO Average Compensation Actually Paid Amount			$ 29,307	2,866,607	1,027,156	(1,451,048)	4,135,724
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
	2021		2022		2023		2024		2025
Adjustments(1)	Mr. Klein	Average non-CEO NEOs	Mr. Klein	Average non-CEO NEOs	Mr. Klein	Average non-CEO NEOs	Mr. Klein	Average non-CEO NEOs	Mr. Mongeau	Mr. Klein	Average non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (“FY”)	$0	($627,166)	($3,467,190)	($1,083,663)	($4,702,260)	($1,510,820)	($4,606,640)	($1,125,326)	($543,989)	($3,341,776)	($980,065)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$817,631	$578,926	$96,030	$1,787,971	$387,207	$9,410,250	$2,312,397	$136,456	$285,462	$48,729
Increase/deduction for Awards Granted during any Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$21,093,560	$1,540,464	($27,451,477)	($357,364)	($2,355,067)	($45,368)	($842,525)	($219,638)	$0	($6,357,299)	($779,520)
Increase/deduction for Awards Granted during any Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$12,166,947	$990,361	($2,101,652)	($807,142)	($655,817)	$5,999	($273,748)	($80,324)	$0	($1,169,585)	($140,589)
Deduction of ASC 718 Fair Value of Awards Granted during any Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	($1,276,489)	$0	($149,335)	($79,081)	($18,837)	$0	($29,746)	($2,702)
TOTAL ADJUSTMENTS	$33,260,508	$2,721,291	($32,441,393)	($3,428,628)	($5,925,173)	($1,312,318)	$3,608,256	$868,273	($407,533)	($10,612,945)	($1,854,147)
(1)
All adjustments and valuations are based on US$ – equivalent values from C$ at date of valuation throughout Compensation Actually Paid calculations using the applicable conversion rate published by Bloomberg.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for Fiscal 2025:
•
Adjusted EBITDA; Net revenue; Individual objectives; and Relative TSR.

Total Shareholder Return Amount			$ 0.65	5.7	11.58	46.33	197.26
Peer Group Total Shareholder Return Amount			23.85	50.79	47.6	101.4	214.49
Net Income (Loss)			$ (416,000,000)	$ (486,000,000)	$ (2,423,000,000)	$ (248,000,000)	$ (1,387,000,000)
Company Selected Measure Amount			(16,000,000)	(44,000,000)	(264,000,000)	(331,000,000)	(258,000,000)
PEO Name	Luc Mongeau	David Klein
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(4)
Adjusted EBITDA is a non-GAAP financial measure. Adjusted EBITDA is calculated as the reported net loss, adjusted to exclude income tax recovery (expense); other income (expense), net; loss on equity method investments; share-based compensation expense; depreciation and amortization expense; asset impairment and restructuring costs; and charges related to the flow-through of inventory step-up on business combinations, and further adjusted to remove acquisition-related costs.

Measure:: 2
Pay vs Performance Disclosure
Name			Net revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Individual objectives
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR
Mr. Mongeau [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 968,925
PEO Actually Paid Compensation Amount			561,392
Mr. Klein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,008,368	$ 7,605,091	$ 6,459,521	$ 4,541,890	$ 2,793,688
PEO Actually Paid Compensation Amount			(5,604,577)	11,213,347.01	534,348	(27,899,503)	36,054,196
PEO | Mr. Mongeau [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(407,533)
PEO | Mr. Mongeau [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(543,989)
PEO | Mr. Mongeau [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			136,456
PEO | Mr. Mongeau [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Mongeau [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Mongeau [Member] | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Klein [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,612,945)	3,608,256	(5,925,173)	(32,441,393)	33,260,508
PEO | Mr. Klein [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,341,776)	(4,606,640)	(4,702,260)	(3,467,190)	0
PEO | Mr. Klein [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			285,462	9,410,250	1,787,971	578,926	0
PEO | Mr. Klein [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,357,299)	(842,525)	(2,355,067)	(27,451,477)	21,093,560
PEO | Mr. Klein [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,169,585)	(273,748)	(655,817)	(2,101,652)	12,166,947
PEO | Mr. Klein [Member] | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(29,746)	(79,081)	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,854,147)	868,273	(1,312,318)	(3,428,628)	2,721,291
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(980,065)	(1,125,326)	(1,510,820)	(1,083,663)	(627,166)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			48,729	2,312,397	387,207	96,030	817,631
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(779,520)	(219,638)	(45,368)	(357,364)	1,540,464
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(140,589)	(80,324)	5,999	(807,142)	990,361
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,702)	$ (18,837)	$ (149,335)	$ (1,276,489)	$ 0